OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.9%
	EQUITY - 57.2%
13,300	Avantis International Small Cap Value ETF	$ 1,370,565
22,000	Avantis U.S. Small Cap Value ETF	2,744,720
21,300	Dimensional US Large Cap Value ETF, USD Class	842,202
10,400	Dimensional US Small Cap ETF, USD Class(a)	856,336
6,200	First Trust US Equity Opportunities ETF	1,278,316
9,600	Invesco Nasdaq 100 ETF	2,908,512
22,800	iShares Core S&P Mid-Cap ETF	1,758,108
4,100	iShares Core S&P Small-Cap ETF	608,071
48,500	iShares International Select Dividend ETF	2,009,355
39,800	iShares MSCI Canada ETF	2,294,072
8,900	iShares MSCI EAFE Growth ETF	1,107,338
12,900	iShares MSCI EAFE Small-Cap ETF(a)	1,061,283
13,600	iShares MSCI EAFE Value ETF	1,041,080
4,300	iShares MSCI USA Value Factor ETF	859,183
3,800	JPMorgan BetaBuilders Canada ETF	377,720
10,800	State Street Financial Select Sector SPDR ETF	578,988
6,300	State Street Industrial Select Sector SPDR ETF(a)	1,166,949
216,400	State Street SPDR Portfolio S&P 500 ETF	19,017,231
18,400	Vanguard FTSE Emerging Markets ETF(a)	1,098,296
5,200	Vanguard FTSE Pacific ETF	601,588
5,100	Vanguard Small-Cap Growth ETF(a)	1,865,070
5,300	Vanguard Value ETF	1,155,029
8,300	WisdomTree Japan Hedged Equity Fund	1,440,216
		48,040,228
	FIXED INCOME - 19.7%
26,500	Franklin Dynamic Municipal Bond ETF	667,005
134,000	Invesco Senior Loan ETF	2,729,580
6,100	iShares Broad USD High Yield Corporate Bond ETF	225,822
6,100	iShares CMBS ETF	296,765
1,900	iShares Convertible Bond ETF	231,306
18,300	iShares iBoxx $ High Yield Corporate Bond ETF(a)	1,463,451
12,300	iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	1,186,212
3,600	iShares TIPS Bond ETF	393,948
15,100	Janus Henderson AAA CLO ETF, USD Class(a)	762,399

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.9% (Continued)
	FIXED INCOME - 19.7% (Continued)
19,548	JPMorgan Mortgage-Backed Securities ETF	$ 990,693
49,900	PIMCO Multi Sector Bond Active ETF	1,323,348
47,300	State Street SPDR Blackstone Senior Loan ETF	1,905,717
15,800	State Street SPDR Nuveen ICE High Yield Municipal ETF	401,952
48,900	State Street SPDR Portfolio High Yield Bond ETF	1,146,216
8,000	VanEck Fallen Angel High Yield Bond ETF	233,920
4,000	VanEck High Yield Muni ETF	206,040
5,500	Vanguard Long-Term Bond ETF	379,115
7,800	Vanguard Long-Term Corporate Bond ETF(a)	586,950
19,500	Vanguard Total Bond Market ETF	1,431,495
		16,561,934

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,672,872)	64,602,162

	OPEN END FUNDS — 22.6%
	EQUITY - 15.8%
153,377	Dodge & Cox International Stock Fund, Class I	2,862,023
223,928	First Eagle Small Cap Opportunity Fund, Class I	3,461,934
30,857	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	2,378,159
1	Kopernik Global All-Cap Fund, Class I	16
120,357	Thornburg Investment Income Builder Fund, Class I	4,567,549
		13,269,681
	FIXED INCOME - 6.8%
59	American Century High Income Fund, Class I	509
21,257	BlackRock Strategic Income Opportunities Fund, Institutional Class	207,470
120,660	JPMorgan Income Fund, Class I	1,024,405
53	Metropolitan West Total Return Bond Fund, Class I	480
26,380	Nuveen Floating Rate Income Fund, Class I	466,671
36	Nuveen Preferred Securities and Income Fund, Class I	577
47,090	PIMCO Diversified Income Fund, Institutional Class	471,838
53,468	PIMCO Long-Term Credit Bond Fund, Institutional Class	469,446
45	PIMCO Total Return Fund, Institutional Class	391
97,199	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	901,037

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 22.6% (Continued)
	FIXED INCOME - 6.8% (Continued)
33,590	TCW Emerging Markets Income Fund, Class I	$ 237,815
171,844	Thornburg Strategic Income Fund, Class I	1,967,611
		5,748,250

	TOTAL OPEN END FUNDS (Cost $17,871,464)	19,017,931

	SHORT-TERM INVESTMENTS — 12.5%
	COLLATERAL FOR SECURITIES LOANED - 11.9%
10,069,708	First American Government Obligations Fund, Class X, 3.57%(d) (Cost $10,069,708)	10,069,708

	MONEY MARKET FUND - 0.6%
467,590	First American Government Obligations Fund, Class U, 3.59%(d) (Cost $467,590)	467,590

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,537,298)	10,537,298

	TOTAL INVESTMENTS - 112.0% (Cost $86,081,634)	$ 94,157,391
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%	(10,075,567)
	NET ASSETS - 100.0%	$ 84,081,824

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage Backed Securities
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $9,838,504, as of June 30, 2026.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $10,069,708 at June 30, 2026.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.